COVID-19	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
COVID-19
NOTE 27.
COVID-19
In late December 2019 a notice of pneumonia originating from Wuhan, Hubei province
(COVID-19,
caused by a novel coronavirus) was reported to the World Health Organization, with cases soon confirmed in multiple provinces in China, as well as in other countries. As of the date of this report, the virus has affected most nations, including Chile, Argentina, Brazil, Uruguay, Mexico, and the United States.
Several measures have been undertaken by governments around the globe, including the use of quarantine, screening at airports and other transport hubs, travel restrictions, suspension of visas, nation-wide lockdowns, closing of public and private institutions, suspension of sport events, restrictions to museums and tourist attractions and extension of holidays, among many others.
In this complex scenario, it is important to highlight that, in March 2020, our industrial activities were declared as essential business by the authorities in most of the countries where we have operations. This has allowed us, as of the date of this report, to maintain the operational continuity in most of our industrial operations, helping to mitigate negative effects on the demand of some of our clients and products. We have implemented health and safety protocols for our workers both in industrial operations and in commercial offices. The measures adopted -such as social distancing, sanitation of the facilities, preventive testing, personnel transportation, home office, among others- are being continuously monitored so that workers have all the necessary protection for the performance of their functions.
Arauco’s commitment is not only with its workers, but also with the communities where we operate. In this regard, we have developed programs aimed at strengthening the capacities of the health system, through massive sanitation and fumigation programs of common spaces in the suburbs where we are present in Chile and delivery of sanitary supplies and essential reagents for 8 thousand diagnostic tests in the Ñuble region. In addition, support has been provided in temperature taking points and sanitary barriers in coordination with authorities; contributuion of hospital equipment and mechanical fans in Curanilahue, Biobío region; support in the implementation of rest areas for hospital personnel and improvements in spaces within hospitals in Chile; and collaborated in research for the development of mechanical fans.
On the other hand, our employees have participated as volunteers to deliver food boxes, as part of the campaign promoted by the CPC to reach the most vulnerable families in the country. This initiative entailed deliverying 5,226 food boxes in 28 communes of Chile, and putting together a network of Arauco Chile seamstresses for the development of reusable masks. Support was also provided, through the Fundación AcercaRedes, to the economy of small producers in Chile and for thereopening of agricultura fairs, applying various sanitation actions and delivering health kits. A network of volunteers was also assembled to support families living in rural areas.
No significant economic impacts have been generated in the operations reflected in Arauco’s financial statements.